Share-Based Compensation - Additional Information (Details) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	35 Months Ended
	Apr. 11, 2025	Apr. 04, 2025	Mar. 17, 2025	Mar. 11, 2025	Oct. 31, 2024	Apr. 15, 2024	Apr. 11, 2024	Mar. 17, 2024	Apr. 11, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, outstanding, weighted-average remaining contractual term												4 years 3 months 25 days		4 years 18 days
Options, exercisable, weighted average remaining contractual term												4 years 3 months 25 days		4 years 18 days
Option compensation not yet recognized										$ 860,769		$ 860,769			$ 860,769
Number of options vested but not exercised (in shares)										10,000		10,000		121,443	10,000
Share options, exercisable, weighted average exercise price (in dollars per share)										$ 17.80		$ 17.80			$ 17.80
Shares issued (in shares)															14,568
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term												4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term												6 years 6 months
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option compensation not yet recognized														$ 1,203,456
Employee | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)								10,111
Weighted average grant date value of awards vested (in dollars per share)								$ 10.26
Fair value of shares vested								$ 154,698
Nonemployee | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)							10,000	31,833
Weighted average grant date value of awards vested (in dollars per share)							$ 15.13	$ 12.45
Fair value of shares vested							$ 161,700	$ 487,045
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)												53,223		61,944
Weighted average grant date value of awards vested (in dollars per share)												$ 13.52		$ 11.88
Awards granted (in shares)												44,443		54,851
Weighted average value of awards granted (in dollars per share)												$ 13.74		$ 15.05
Share-based compensation costs										$ 189,735	$ 192,433	$ 353,819	$ 281,557
Non-option compensation cost not yet recognized										614,685		$ 614,685		$ 359,191	$ 614,685
Total compensation cost not yet recognized period for recognition												1 year 3 months 21 days		9 months
Restricted Shares | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				44,443		54,851
Weighted average value of awards granted (in dollars per share)				$ 13.74		$ 15.05
Restricted Shares | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)	31,291	10,000	11,932		10,000				53,223
Weighted average grant date value of awards vested (in dollars per share)	$ 15.03	$ 12.17	$ 10.65		$ 8.46				$ 13.52
Fair value of shares vested	$ 389,886	$ 109,200	$ 167,167						$ 666,253
Restricted Shares | Employee | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				13,920		13,560
Restricted Shares | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested					$ 153,600
Restricted Shares | Nonemployee | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				30,523		41,291
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs										169,023	$ 169,577	$ 342,686	151,567
Restricted Stock Units | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				82,066
Share-based compensation costs												114,932	0
Non-option compensation cost not yet recognized										$ 1,010,193		1,010,193		$ 0	$ 1,010,193
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs												$ 28,573	$ 34,186
Discount percentage to share price												15.00%
Vesting period												3 years